Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period) (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	¥ 107,425,000,000,000		¥ 98,717,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	37,805,000,000,000		56,321,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,143,000,000,000		11,619,000,000,000
Maximum potential / Contractual or Notional amount, Total	155,373,000,000,000		166,657,000,000,000
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	2,101,000,000,000		1,897,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	1,094,000,000,000		884,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	654,000,000,000		721,000,000,000
Maximum potential / Contractual or Notional amount, Total	3,849,000,000,000		3,502,000,000,000
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	1,509,000,000,000		1,480,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	627,000,000,000		521,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	78,000,000,000		88,000,000,000
Maximum potential / Contractual or Notional amount, Total	2,214,000,000,000		2,089,000,000,000
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	99,846,000,000,000	[1]	90,816,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	35,784,000,000,000	[1]	54,592,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	8,841,000,000,000	[1]	10,312,000,000,000	[1]
Maximum potential / Contractual or Notional amount, Total	144,471,000,000,000	[1]	155,720,000,000,000	[1]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,969,000,000,000		4,428,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	300,000,000,000		324,000,000,000
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	570,000,000,000		498,000,000,000
Maximum potential / Contractual or Notional amount, Total	4,839,000,000,000		5,250,000,000,000
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less			96,000,000,000
Maximum potential / Contractual or Notional amount, Total			¥ 96,000,000,000

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.